Consumptive Biological Assets (Tables)	12 Months Ended
Dec. 31, 2025
Consumptive Biological Assets [Abstract]
Schedule of Consumptive Biological Assets	The following is the breakdown of consumptive biological assets
	December 31,	December 31,
	2025	2024
Consumptive biological assets	$-	$304,971